Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Apr. 30, 2019
Entity Registrant Name	TuanChe Ltd
Entity Central Index Key	0001743340
Trading Symbol	tc
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Voluntary Filers	No
Class A ordinary shares
Entity Common Stock, Shares Outstanding		234,030,828
Class B ordinary shares
Entity Common Stock, Shares Outstanding		55,260,580